BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Fair value of identified goodwill acquired and carrying value (Details)	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2023 USD ($)
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Goodwill, net			¥ 4,730,002
Impairment loss on goodwill	¥ 4,730,002	$ 652,297	2,266,893	¥ 0
Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Goodwill	6,996,895		6,996,895		$ 964,916
Less: impairment for goodwill	(6,996,895)		(2,266,893)		$ (964,916)
Goodwill, net			4,730,002
Impairment loss on goodwill	¥ 4,730,002	$ 652,297	¥ 2,266,893	¥ 0